LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
LEASES LIABILITIES
Schedule of lease liabilities

	As of December 31,
Current	2019	2018
Argentina	2,346	—
Abroad	293	—
	2,639	—
Non- current
Argentina	3,017	—
Abroad	655	—
	3,672	—
Total lease liabilities	6,311	—